BUSINESS ACQUISITIONS - Acquisition in Shanghai Geleli (Details) - USD ($) $ in Thousands		7 Months Ended
	Jun. 04, 2019	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Purchase price allocation of acquisitions
Goodwill			$ 42,102	$ 46,147
Shanghai Geleli
BUSINESS ACQUISITIONS
Percentage of equity interest	51.00%
Consideration transferred	$ 5,310
Purchase price allocation of acquisitions
Cash and cash equivalents	1,190
Other current assets	611
Operating lease right-of-use assets	64
Other current liabilities	(177)
Deferred tax liabilities	(391)
Operating lease liabilities	(64)
Non-controlling interest	(4,050)
Goodwill	6,564
Total	5,310
Net revenue		$ 1,088
Pre-tax net loss		$ 77
Shanghai Geleli | Brand
Purchase price allocation of acquisitions
Intangible assets	$ 1,129
Amortization period - intangible assets	5 years
Shanghai Geleli | Non-compete agreement
Purchase price allocation of acquisitions
Intangible assets	$ 347
Amortization period - intangible assets	5 years
Shanghai Geleli | Customer relationships
Purchase price allocation of acquisitions
Intangible assets	$ 87
Amortization period - intangible assets	9 years 6 months